Summary of Significant Accounting Policies (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Patents	$ 45,336	$ 45,336	$ 75,487
Write-off of abandoned patents			(30,151)
Less accumulated amortization	(14,356)	(12,090)	(9,067)
Patents, net	$ 30,980	$ 33,246	36,269
Patents, Useful Lives	15 years	15 years
Intangible assets	$ 30,980	$ 33,246	$ 36,269